Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 12, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”) File Nos. 333-221764 and 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, The BeeHive ETF, is Post-Effective Amendment No. 52 and Amendment No. 55 to the Trust’s Registration Statement on Form N-1A. This filing is pursuant to a proposed shell reorganization with the The BeeHive ETF serving as the Acquiring Fund. Accordingly, the principal investment strategies and risks described herein are substantially similar to those of the Target Fund in the proposed reorganization, The BeeHive Fund, a series of Forum Funds.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal

Tidal Investments LLC